Document and Entity Information	Dec. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2020
Entity Registrant Name	COVIA HOLDINGS CORPORATION
Entity Central Index Key	0001722287
Entity Emerging Growth Company	false
Entity File Number	001-38510
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-2656671
Entity Address, Address Line One	3 Summit Park Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Independence
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44131
City Area Code	800
Local Phone Number	255-7263
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false